ISSUANCE OF DEBT SECURITIES - Banco Supervielle SA (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Unsubordinated debt securities	$ 67,297,539	$ 174,866,398
Class H Negotiable Bonds
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 20,877,777
Term	12 months
Unsubordinated debt securities	$ 26,477,080
Class H Negotiable Bonds | Badlar benchmark rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	5.25%